Loans and borrowings	12 Months Ended
Dec. 31, 2022
Loans and borrowings
Loans and borrowings

21. Loans and borrowings

Loans and borrowings	December 31,
in €‘000	2021	2022
Current portion of loans and borrowings
Bank loans	73	59
Lease liabilities (Note 15)	6,013	7,302
	6,086	7,361
Non - Current portion of loans and borrowings
Bank loans	411,379	772
Lease liabilities (Note 15)	17,885	14,712
	429,264	15,484
Total	435,350	22,845

Senior Facilities Agreement:

On September 24, 2018, we entered into a credit facility with UBS Switzerland AG and ING Bank (the “Prior Credit Facility”) that provided for term loan facilities. In November 2020, we replaced the Prior Credit Facility by entering into a Credit Agreement (as amended and restated on 16 September 2022 and as further amended and/or restated from time to time) with J.P. Morgan Securities PLC, Citigroup Global Markets Limited, Credit Suisse International, Goldman Sachs Bank USA, UBS AG London Branch and UBS Switzerland AG (as Mandated Lead Arrangers), J.P. Morgan SE (formerly, J.P. Morgan AG) (as Agent) and Kroll Trustee Services Limited (formerly, Lucid Trustee Services Limited) (as Security Agent) (as amended from time to time, the “Credit Agreement”) that provided a €420.0 million senior secured term loan facility (the “Term Loan Facility” or “Facility B”) and a €110.0 million multicurrency senior secured revolving credit facility (the “Original RCF”).

On July 14, 2022 and December 14, 2022, we prepaid €200.0 million and €220.0 million, respectively, of the outstanding Facility B commitments, thereby reducing the outstanding Facility B commitments to zero. As part of the prepayments, unamortized debt issuance costs totaling €6.8 million were recognized as finance costs in the statement of profit or loss and other comprehensive income during the year ended December 31, 2022.

On September 16, 2022, we established a €110.0 million additional revolving facility by way of a fungible increase to the Original RCF (the “Additional RCF”, and together with the Original RCF, the “RCF”), thereby increasing the total RCF commitments to €220.0 million. Only the RCF remains outstanding under the Credit Agreement.

Our wholly-owned subsidiary, Sportradar Capital S.à r.l., is the borrower under the Credit Agreement and the obligations are guaranteed by other subsidiaries of the Company and secured by certain assets of the borrower and its subsidiaries.

Prior to the payoff of the Facility B, borrowings bore interest at the maximum annual rate equal to EURIBOR plus 4.25% plus were subject to a margin ratchet as set out below:

Senior Secured Net Leverage Ratio	Facility B Margin (% per annum)
Greater than 4.50:1.00	4.25
Greater than 4.00:1.00 but equal to or less than 4.50:1.00	4.00
Greater than 3.50:1.00 but equal to or less than 4.00:1.00	3.75
Equal to or less than 3.50:1.00	3.50

Borrowings under the RCF bear interest at a maximum annual rate of EURIBOR (or, as the case may be, Term SOFR or SONIA) plus 3.75% per annum and are subject to a margin ratchet as set out below:

Senior Secured Net Leverage Ratio	RCF Margin (% per annum)
Greater than 4.50:1.00	3.75
Greater than 4.00:1.00 but equal to or less than 4.50:1.00	3.50
Greater than 3.50:1.00 but equal to or less than 4.00:1.00	3.25
Greater than 3.00:1.00 but equal to or less than 3.50:1.00	3.00
Equal to or less than 3.00:1.00	2.75

For the unutilized RCF, a commitment fee of 0.825% is payable on 30% of the applicable margin for the RCF. The applicable margin for the RCF is 2.75% per annum and is determined based on the applicable senior secured net leverage ratio.

Senior Secured Net Leverage Ratio is defined as the ratio of Consolidated Senior Secured Net Debt as at the last day of the relevant period ending, on such quarter date or on the last day of the month (as applicable), to consolidated proforma EBITDA. The Consolidated Senior Secured Net Debt means the principal amount of all borrowings of the Group constituting senior secured indebtedness, less the aggregate amount at that time of cash and cash equivalent investments held by the Group. Consolidated proforma EBITDA represents EBITDA adjusted for any acquisition, disposal, restructuring or reorganization costs and excluding any non-recurring fees, costs and expenses directly or indirectly related to such transactions.

Pursuant to the Credit Agreement, the Group is also subject to certain covenants. These covenants include limitation on the Group’s ability to incur additional indebtedness, pay dividends and distribution and repurchase of capital stock. The agreement also contains, solely for the benefit of the RCF lenders, a springing financial covenant that requires the Group to ensure that the Senior Secured Net Leverage Ratio will not exceed 6.50:1.

The Credit Agreement also provides that at the end of each financial year, the Group is required to make prepayments of a percentage of Excess Cash Flow, depending on the Senior Secured Net Leverage Ratio, in the amounts set out below:

Excess Cash Flow prepayment
Senior Secured Net Leverage Ratio	percentage
Greater than 5.00:1	50%
Equal to or less than 5.00:1 but greater than 4.50:1	25%
Equal to or less than 4.50:1	0%

Excess Cash Flow represents the total net cash flow for the year.

The Group was in compliance with all covenants of the Credit Agreement as of December 31, 2021 and 2022.

The movements in bank loans and bank overdrafts are as follows:

Financial debt movements and change in bank overdrafts	Loans	Loans
in €‘000	non-current	current	Overdrafts	Total
Balance as of January 1, 2021	410,654	352	95	411,101
Addition from business combination	1,475	—	—	1,475
Payment of loans and borrowings	(2,024)	(352)	(22)	(2,398)
Amortization of borrowing costs	1,232	—	—	1,232
Foreign currency rate adjustment	42	—	—	42
Balance as of December 31, 2021	411,379	—	73	411,452
Addition from business combination	219	6	—	225
Transaction costs related to borrowing costs	(1,100)	—	—	(1,100)
Payment of loans and borrowings	(420,682)	(3)	(23)	(420,708)
Amortization of borrowing costs	8,057	—	—	8,057
Reclassification of borrowing costs	2,846	—	—	2,846
Foreign currency rate adjustment	53	—	6	59
Balance as of December 31, 2022	772	3	56	831